Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies Abstract
Schedule of Classifications and carrying amounts of Company'’s financial instruments
	Original classification under IAS 39	New classification under IFRS 9	Original carrying amount, IAS 39	New carrying amount, IFRS 9
Cash	Loans and receivables	Amortized cost	40,560	40,560
Loans receivable, net	Loans and receivables	Amortized cost	73,460	68,325
Accounts payable and accruals	Amortized cost	Amortized cost	7,468	7,468
Credit facilities	Amortized cost	Amortized cost	57,110	57,110
Debentures	Amortized cost	Amortized cost	39,680	39,680
Convertible debentures	Amortized cost	Amortized cost	12,864	12,864
Derivative financial liabilities	FVTPL	FVTPL	2,697	2,697

Schedule of Summarization of financial assets' transition adjustment required upon adoption
		As at January 1, 2018
	Original carrying amount, IAS 39	Transition Adjustment(1)	New carrying amount, IFRS 9
Gross loans receivable	80,894	-	80,894
Allowance for loan losses	(7,434)	(5,135)	(12,569)
Loans receivable, net	73,460	(5,135)	68,325
Deficit	(63,627)	(5,135)	(68,762)
Loss per share	(1.07)	(0.28)	(1.35)

Schedule of Depreciation Rate Class of Asset
Rate
Computer equipment	30%
Computer equipment – Bitcoin rigs	75%
Furniture and fixtures	20%
Leasehold improvements	Term of lease

Schedule of Intangible Assets Estimated Useful Lives
Rate
Software - Internally generated	5 years straight line
Software - Acquired	30% declining balance